DEBT AND LINES OF CREDIT (Details)	1 Months Ended	3 Months Ended	9 Months Ended					0 Months Ended	1 Months Ended							3 Months Ended									1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended					9 Months Ended	1 Months Ended											1 Months Ended						1 Months Ended
	May 31, 2010	Sep. 29, 2012 USD ($)	Sep. 29, 2012 USD ($)	Oct. 01, 2011 USD ($)	Jul. 13, 2012	Dec. 31, 2011 USD ($)	Oct. 31, 2011 NewCo Gores	Jul. 12, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Jul. 31, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Jun. 30, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Mar. 31, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Dec. 31, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Apr. 30, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Jul. 31, 2006 5.0% Euro Notes, due July 2013 USD ($)	Jul. 31, 2006 5.0% Euro Notes, due July 2013 EUR (€)	Sep. 29, 2012 5.0% Euro Notes, due July 2013 USD ($)	Jun. 30, 2012 5.0% Euro Notes, due July 2013 USD ($)	Mar. 31, 2012 5.0% Euro Notes, due July 2013 USD ($)	Jul. 02, 2011 5.0% Euro Notes, due July 2013 USD ($)	Jun. 06, 2012 5.0% Euro Notes, due July 2013 EUR (€)	Dec. 31, 2011 5.0% Euro Notes, due July 2013 USD ($)	Dec. 15, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Oct. 01, 2011 5.0% Euro Notes, due July 2013 USD ($)	Apr. 08, 2011 5.0% Euro Notes, due July 2013 EUR (€)	Jun. 30, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Apr. 30, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Dec. 31, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Jun. 30, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Mar. 31, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Oct. 01, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($) D	Oct. 01, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Jun. 25, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Apr. 03, 2012 6.0% Convertible Senior Notes, due June 2014 USD ($)	Dec. 21, 2011 6.0% Convertible Senior Notes, due June 2014 USD ($)	Jun. 24, 2009 6.0% Convertible Senior Notes, due June 2014 USD ($)	Sep. 29, 2012 6.0% Convertible Senior Notes, due June 2014 Minimum USD ($)	Oct. 31, 2012 10.5% Senior Secured Notes, due April 2019	Jul. 31, 2012 10.5% Senior Secured Notes, due April 2019	Jun. 30, 2012 10.5% Senior Secured Notes, due April 2019 USD ($)	Apr. 30, 2012 10.5% Senior Secured Notes, due April 2019	Apr. 30, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Sep. 29, 2012 10.5% Senior Secured Notes, due April 2019 USD ($)	Jun. 08, 2012 10.5% Senior Secured Notes, due April 2019	Dec. 31, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Oct. 01, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Apr. 07, 2011 10.5% Senior Secured Notes, due April 2019 USD ($)	Jul. 12, 2012 10.5% Senior Secured Notes, due April 2019 KSJ	Oct. 31, 2012 10.5% Senior Secured Notes, due April 2019 Maximum	Apr. 30, 2012 10.5% Senior Secured Notes, due April 2019 Maximum	May 31, 2010 Revolving credit facility USD ($) item	Sep. 29, 2012 Revolving credit facility USD ($)	Oct. 01, 2011 Revolving credit facility USD ($)	May 31, 2010 Revolving credit facility Minimum USD ($)	May 31, 2010 Revolving credit facility Maximum USD ($)	May 31, 2010 Letters of credit USD ($)	May 31, 2010 Standby letters of credit USD ($)	May 31, 2010 Multi-currency revolving credit line USD ($)	May 31, 2010 US Dollar credit line USD ($)	Sep. 29, 2012 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Oct. 01, 2011 Capital lease obligations USD ($)
DEBT AND LINES OF CREDIT
Interest rate (as a percent)																5.00%												6.00%				6.00%		6.00%											10.50%
Total debt		$ 418,209,000	$ 418,209,000	$ 747,263,000		$ 446,315,000															$ 157,139,000		$ 296,145,000				$ 60,270,000	$ 28,687,000			$ 77,386,000	$ 28,687,000	$ 77,386,000	$ 28,687,000											$ 384,033,000		$ 220,085,000	$ 220,088,000							$ 143,745,000							$ 5,489,000	$ 8,821,000	$ 9,899,000
Less: Short-term borrowings		4,681,000	4,681,000	148,155,000		4,476,000
Convertible Notes		28,687,000	28,687,000	77,386,000		60,270,000
Long-term debt		384,841,000	384,841,000	521,722,000		381,569,000
Notes repurchased								52,900,000
Principal amount of debt								52,900,000																			69,200,000	31,600,000			90,000,000	31,600,000	90,000,000	31,600,000				90,000,000											220,000,000
Unamortized debt discount																											8,900,000	2,900,000			12,600,000	2,900,000	12,600,000	2,900,000
Issuance of notes														446,900,000	350,000,000																											152,000,000
Ownership interest of third party in cost method investment (as a percent)							81.25%
Repurchase of aggregate principal amount of debt											40,000,000									28,600,000		100,000,000		128,500,000
Optional redemption amount			158,027,000	178,333,000					55,400,000	29,600,000	40,600,000	100,500,000	123,100,000
Pretax gain (loss) on extinguishment of debt		(3,023,000)	(8,669,000)	6,547,000												3,000,000	(1,300,000)	(800,000)	6,500,000										(1,400,000)	(2,100,000)
Outstanding borrowings under amended and restated revolving credit facility																																						86,600,000
Debt instrument, conversion ratio																																0.2796421
Initial conversion price per share of common stock (in dollars per share)																												$ 3.576				$ 3.576		$ 3.576
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable																																20
Number of consecutive trading days ending on the last trading day of the previous fiscal quarter during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable																																30
Convertibility of debt, sale price of closing stock (in dollars per share)																																							$ 4.2912
Convertibility of debt, closing price of stock test, percentage of stock price to conversion price that must be exceeded																																120.00%
Number of consecutive business days immediately after any 10 consecutive trading day period																																5
Number of consecutive trading days before five consecutive business days during the note measurement period																																10
Principal amount of notes used for debt instrument conversion ratio																												1,000				1,000		1,000
Convertibility of debt, trading price of debt test, percentage of closing price of stock used in calculation																																98.00%
Trading days immediately prior to maturity date and on or after March 15, 2014 for which holders may convert at any time regardless of convertible debt clauses																																3
Principal amount of convertible notes allocated to equity component and debt discount																																						20,600,000
Effective interest rate (as a percent)																																12.25%
Interest expense associated with semi-annual interest payment and non-cash amortization of debt discount																												900,000			2,300,000	3,900,000	6,900,000
Debt conversion, aggregate principal amount																									15,000,000	22,600,000	20,800,000					37,600,000		58,400,000
Number of shares of common stock converted from convertible notes																									4,346,376	6,493,144	6,163,221					10,839,520		17,000,000
Consideration of convertible debt allocated to the liability component																																			14,700,000	21,700,000	18,300,000
Consideration of converted notes allocated to equity component																									1,900,000	3,400,000	5,200,000
Net proceeds from issuance of debt																																										160,600,000		212,900,000
Offering of additional notes as a percentage of par value																																														108.25%
Percentage of interest to be purchased in the joint venture under the exercise of option					51.00%																																													51.00%
Repurchase price as percentage of principal amount, if company undergoes change of control																																																	101.00%
Repurchase price as percentage of principal amount																																																	100.00%
Additional interest rate (as a percent)																																								0.25%	0.75%		0.50%								1.00%	1.00%
Period subsequent to registration rights agreement date required to pay additional interest																																								90 days	90 days		90 days
Increase in additional interest rate (as a percent)																																								0.25%
Period required to pay increased additional interest																																								90 days
Available capacity under amended facility																																																					350,000,000	350,000,000				200,000,000	65,000,000	200,000,000	150,000,000
Number of borrowing options under amended facility																																																					2
Aggregate borrowing availability																																																						301,213,000		45,000,000
Covenant to apply cash collections to reduce outstanding borrowings, maximum availability under credit facility																																																									65,000,000
Covenant to apply cash collections to reduce outstanding borrowings, maximum availability under credit facility as percentage of then-applicable aggregate commitments																																																									17.50%
Intangible asset included in borrowing base																																																					30,000,000
Period over which intangible asset included in borrowing base declines in value																																																					2 years
Maturity period prior to scheduled maturity date	91 days
Availability under amended facility
Total Facility																																																					350,000,000	350,000,000				200,000,000	65,000,000	200,000,000	150,000,000
Borrowing Base																																																						327,693,000
Outstanding Borrowings																																						86,600,000
Letters of Credit Issued																																																						26,480,000
Available Capacity																																																						301,213,000		45,000,000
Excess Capacity																																																						$ 256,213,000